Basis of Consolidation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Spark Networks Services GmbH (previously, Affinitas GmbH)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Samadhi SAS (acquired on September 30, 2016)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
EliteSingles LLC (formed on April 1, 2015)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Spark Networks, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Spark Networks Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
LOV USA, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Spark Networks USA, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Spark Networks (Israel) Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
JDate Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
HurryDate, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MingleMatch, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Kizmeet, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
SocialNet, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
SN Events, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
SN Holdco, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Smooch Labs, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
SilverSingles LLC (formed on December 22, 2018)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
LDS Singles LLC (formed on May 17, 2019)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Adventist Singles LLC (formed on May 17, 2019)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Zoosk
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	100.00%
Zoosk, Inc. (acquired on July 1, 2019)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Zoosk Limited [Member]
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	100.00%
Zoosk Ireland Limited [Member]
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	100.00%